Joint Ventures - Other Joint Venture Disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of joint ventures [line items]
Cash and cash equivalents	$ 1,750,321	$ 1,377,851	$ 1,041,369	$ 2,655,236
Other current financial liabilities	470,755	1,163,468
Other non-current financial liabilities	4,220,557	3,600,582
Subtotal	(422,564)	(342,424)	(280,787)
Interest expense	(192,672)	(197,544)	(138,402)
Income tax benefit (expense)	(320,083)	(282,573)	$ (1,876,751)
Total for all joint ventures
Disclosure of joint ventures [line items]
Cash and cash equivalents	18,283	43,191
Other current financial liabilities	4,924	2,809
Other non-current financial liabilities	0	0
Subtotal	(257)	(460)
Interest expense	(535)	(466)
Income tax benefit (expense)	(376)	(1,890)
SQM Vitas Fzco.
Disclosure of joint ventures [line items]
Cash and cash equivalents	0	10,807
Other current financial liabilities	0	0
Other non-current financial liabilities	0	0
Subtotal	0	0
Interest expense	0	(1)
Income tax benefit (expense)	0	0
SQM Vitas Brasil Agroindustria
Disclosure of joint ventures [line items]
Cash and cash equivalents	0	0
Other current financial liabilities	0	0
Other non-current financial liabilities	0	0
Subtotal	0	0
Interest expense	0	0
Income tax benefit (expense)	0	0
SQM Vitas Peru S.A.C.
Disclosure of joint ventures [line items]
Cash and cash equivalents	0	1,092
Other current financial liabilities	0	0
Other non-current financial liabilities	0	0
Subtotal	0	(109)
Interest expense	0	(70)
Income tax benefit (expense)	0	(342)
Pavoni & C. SpA
Disclosure of joint ventures [line items]
Cash and cash equivalents	710	493
Other current financial liabilities	4,924	2,809
Other non-current financial liabilities	0	0
Subtotal	(231)	(99)
Interest expense	(523)	(375)
Income tax benefit (expense)	(227)	(184)
Covalent Lithium Pty Ltd.
Disclosure of joint ventures [line items]
Cash and cash equivalents	2,150	1,403
Other current financial liabilities	0	0
Other non-current financial liabilities	0	0
Subtotal	(26)	(252)
Interest expense	(12)	(20)
Income tax benefit (expense)	(149)	(1,364)
Pirra Lithium Pty Ltd.
Disclosure of joint ventures [line items]
Cash and cash equivalents	0	2,718
Other current financial liabilities	0	0
Other non-current financial liabilities	0	0
Subtotal	0	0
Interest expense	0	0
Income tax benefit (expense)	0	0
Azure Minerals
Disclosure of joint ventures [line items]
Cash and cash equivalents	15,423	26,678
Other current financial liabilities	0	0
Other non-current financial liabilities	0	0
Subtotal	0	0
Interest expense	0	0
Income tax benefit (expense)	$ 0	$ 0